Morgan Stanley Next Generation Trust
Letter to the Shareholders o July 31, 2001

Dear Shareholder:
During the 12-month period ended July 31, 2001, the U.S. economy slowed as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined, with technology and telecommunications leading the market downward. Earlier fears about inflation were replaced with concerns over weakening asset prices. Late in 2000, preannouncements of earnings disappointments by several prominent technology and financial-services companies resulted in a further deterioration of the overall financial climate. Consumer confidence peaked by mid October 2000, which in turn led to declining retail sales starting in November.

In December, Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. Intent on preventing the economy from dipping into a recession, the Fed followed through on this pledge in January. Since adopting its easing bias, the central bank has cut the federal funds rate by 275 basis points, from 6.50 percent to 3.75 percent.

Thus far, 2001 has been characterized by wide stock-market fluctuations. Fueled primarily by the Fed's first 50-basis-point rate cut, the markets rallied briefly in January. After this rally proved short-lived, investor uncertainty and declining consumer confidence dominated the market environment. Increases in unemployment claims and slowdowns in business and consumer spending contributed to a less than optimistic environment. While continuing layoffs pushed the unemployment rate to 4.3 percent in March, stock-market declines sent the major market indexes to new lows. On the positive side, consumer confidence showed an upturn in May and has remained relatively strong. While growth and technology stocks continued on their downward trend, value stocks managed to outperform the market throughout the fiscal year.

Performance and Portfolio Strategy

For the 12-month period ended July 31, 2001, Morgan Stanley Next Generation Trust's Class A, B, C and D shares posted total returns of -27.80 percent, -28.37 percent, -28.37 percent and -27.66 percent, respectively. For the same period, the return of the Standard & Poor's 500 Index (S&P 500) was -14.32 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500. We believe that the Fund's underperformance relative to its benchmark resulted primarily from a drop in earnings expectations associated with the economic slowdown. In addition, stock selection within the technology and consumer durable sectors lagged that of the Index. The Fund's return was also hindered by decisions in the telecommunications sector, including American Tower, Crown Castle and SBA Communication.

Morgan Stanley Next Generation Trust
Letter to the Shareholders o July 31, 2001 continued


On March 1, 2001, Dennis Lynch became the primary portfolio manager of the Fund. Mr. Lynch is a Vice President of the Investment Manager and Morgan Stanley Investment Management Inc., an affiliate of the Investment Manager (since 1998). Prior thereto he was an analyst with J. P. Morgan Securities. Mr. Lynch received his M.B.A. from Columbia University.

In the consumer discretionary area we have invested in a diverse group of companies, including restaurants, retailers, media companies and hotels. Radio One, the Fund's largest position as of July 31, 2001, performed strongly during the period, as did most of the radio industry. Radio One is an urban format station that has successfully bought underdeveloped, money-losing stations and expanded their markets. Hispanic Broadcasting, which is building out many stations, received a boost from the U.S. Census Bureau announcement that Hispanics were undercounted in the 2000 census. We believe this will likely have a positive demographic effect, not yet realized, in Arbitron ratings.

Among the Fund's retail holdings, Abercrombie & Fitch has continued to do well in an environment that has generally been mediocre for fashion. They have improved their women's business and lowered prices to compete with Gap. Specialty retailers Dollar Tree and Tiffany also contributed positively to the Fund's performance during the period.

Within health care the Fund owns a mix of companies, including biotechnology firms, testing labs and equipment makers. There was a strong rotation to biotech in the second quarter after a weak first quarter. Gilead Sciences, one of the Fund's largest holdings, advanced strongly.

Looking Ahead

While the United States is clearly in a period of slow growth, we remain hopeful that the economy will avert an official recession, which is defined as two consecutive quarters of negative growth. The potential benefits of the tax rebate, the decline in energy prices coupled with a mostly cooler summer, and signs that inventories are stabilizing provide some evidence that the stage is set for recovery later this year and into next year. In our view, this is a period when intense fundamental research can help to identify companies that will have the ability to survive a period of economic weakness and provide strong results over the long term.

We appreciate your ongoing support of Morgan Stanley Next Generation Trust and look forward to continuing to serve your investment needs.

Very truly yours,



/s/ Charles A Fiumefreddo                 /s/ Mitchell M. Merin
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Next Generation Trust
Fund Performance o July 31, 2001

[GRAPHIC OMITTED]

                                GROWTH OF $10,000

       Date                 Class A            Class B        Class C        Class D        S&P 500
       ----                 -------            -------        -------        -------        -------
November 26, 1999            $9,475            $10,000        $10,000        $10,000        $10,000
January 31, 2000             $9,104             $9,591         $9,591         $9,610         $9,872
April 30, 2000               $9,189             $9,671         $9,671         $9,710        $10,313
July, 31, 2000               $8,638             $9,070         $9,070         $9,129        $10,188
October 31, 2000             $8,116             $8,510         $8,510         $8,588        $10,206
January 31, 2001             $7,566             $7,909         $7,909         $8,007         $9,783
April 30, 2001               $6,749             $7,038         $7,038         $7,145         $8,976
July 31, 2001                $6,237 (3)         $6,238 (3)     $6,497 (3)     $6,604         $8,729

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                      CLASS A SHARES*
-----------------------------------------------------------
PERIOD ENDED 7/31/01
----------------------------
1 Year                         (27.80)% (1)   (31.59)% (2)
Since Inception (11/26/99)     (22.06)% (1)   (24.52)% (2)

                     CLASS B SHARES**
-----------------------------------------------------------
PERIOD ENDED 7/31/01
----------------------------
1 Year                         (28.37)% (1)   (31.95)% (2)
Since Inception (11/26/99)     (22.66)% (1)   (24.51)% (2)

                     CLASS C SHARES+
-----------------------------------------------------------
PERIOD ENDED 7/31/01
----------------------------
1 Year                         (28.37)% (1)   (29.08)% (2)
Since Inception (11/26/99)     (22.66)% (1)   (22.66)% (2)

              CLASS D SHARES++
----------------------------------------------
PERIOD ENDED 7/31/01
----------------------------
1 Year                         (27.66)% (1)
Since Inception (11/26/99)     (21.90)% (1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on July 31, 2001.
(4) The Standard and Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley Next Generation Trust
Portfolio of Investments o July 31, 2001




NUMBER OF
 SHARES                                             VALUE
--------------------------------------------------------------------------------
           Common Stocks (99.9%)
           Advertising/Marketing
              Services (3.1%)
 7,900     Harte-Hanks Inc. ...................   $ 186,203
14,600     Lamar Advertising Co.* .............     642,108
 9,200     R.H. Donnelley Corp.* ..............     285,200
                                                  ---------
                                                  1,113,511
                                                  ---------
           Aerospace & Defense (2.5%)
 8,800     General Dynamics Corp. .............     711,832
 2,400     L-3 Communications Holdings,
              Inc.* ...........................     179,040
                                                  ---------
                                                    890,872
                                                  ---------
           Air Freight/Couriers (0.6%)
 6,300     C.H. Robinson Worldwide, Inc. ......     193,725
                                                  ---------
           Apparel/Footwear Retail (3.7%)
16,100     Abercrombie & Fitch Co.
              (Class A)* ......................     625,002
 7,900     Chico's Fas, Inc.* .................     294,433
11,200     Limited, Inc. (The) ................     190,064
11,500     Venator Group, Inc.* ...............     189,750
                                                  ---------
                                                  1,299,249
                                                  ---------
           Biotechnology (5.4%)
 4,200     Celgene Corp.* .....................     109,956
 5,259     CuraGen Corp.* .....................     119,222
 2,900     Enzon, Inc.* .......................     186,325
 3,200     Genzyme Corp. (General
              Division)* ......................     179,200
11,000     Gilead Sciences, Inc.* .............     564,190
 2,300     ICOS Corp.* ........................     141,105
 7,500     IDEC Pharmaceuticals Corp.* ........     404,850
 1,600     Invitrogen Corp.* ..................     102,448
 3,000     MedImmune, Inc.* ...................     115,560
                                                  ---------
                                                  1,922,856
                                                  ---------
           Broadcasting (6.7%)
33,000     Hispanic Broadcasting Corp.* .......     775,500
43,300     Radio One, Inc. (Class D)* .........     779,400
12,100     Univision Communications, Inc.
              (Class A)* ......................     461,978
 8,200     Westwood One, Inc.* ................     230,748
11,200     XM Satellite Radio Holdings Inc.
              (Class A)* ......................     136,976
                                                  ---------
                                                  2,384,602
                                                  ---------
           Building Products (0.7%)
13,400     Dal-Tile International Inc.* .......   $ 259,290
                                                  ---------
           Cable/Satellite TV (0.2%)
 6,800     Pegasus Communications Corp.*.......      88,128
                                                  ---------
           Casino/Gaming (2.4%)
23,700     GTECH Holdings Corp.* ..............     759,585
 3,100     Harrah's Entertainment, Inc.* ......      88,722
                                                  ---------
                                                    848,307
                                                  ---------
           Computer Communications (3.2%)
12,359     Brocade Communications
              Systems, Inc.* ..................     406,735
12,889     CacheFlow Inc.* ....................      43,178
 9,769     Emulex Corp.* ......................     229,278
 6,600     Extreme Networks, Inc.* ............     184,998
16,669     Finisar Corp.* .....................     192,360
12,669     Redback Networks, Inc.* ............      81,082
                                                  ---------
                                                  1,137,631
                                                  ---------
           Computer Peripherals (1.2%)
11,339     QLogic Corp.* ......................     435,531
                                                  ---------
           Contract Drilling (1.0%)
 6,000     Nabors Industries, Inc.* ...........     175,800
 6,300     Noble Drilling Corp.* ..............     193,347
                                                  ---------
                                                    369,147
                                                  ---------
           Data Processing Services (1.1%)
 1,000     Affiliated Computer Services, Inc.
              (Class A)* ......................      82,840
 5,100     Concord EFS, Inc.* .................     292,638
                                                  ---------
                                                    375,478
                                                  ---------
           Discount Stores (3.4%)
10,400     BJ's Wholesale Club, Inc.* .........     582,400
 8,900     Dollar General Corp. ...............     174,707
17,500     Dollar Tree Stores, Inc.* ..........     455,525
                                                  ---------
                                                  1,212,632
                                                  ---------
           Electronic Components (1.0%)
 4,300     Jabil Circuit, Inc.* ...............     139,750
 9,969     Sanmina Corp.* .....................     216,826
                                                  ---------
                                                    356,576
                                                  ---------
           Electronic Equipment/
              Instruments (0.2%)
 3,000     Waters Corp.* ......................      88,500
                                                  ---------

                       See Notes to Financial Statements
                                       4

Morgan Stanley Next Generation Trust
Portfolio of Investments o July 31, 2001 continued




NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------------------------
           Electronic Production
              Equipment (2.7%)
 7,900     Celestica, Inc.* .....................   $ 381,175
 6,800     KLA-Tencor Corp.* ....................     369,852
 3,800     Novellus Systems, Inc.* ..............     193,686
                                                    ---------
                                                      944,713
                                                    ---------
           Engineering & Construction (0.2%)
14,600     Spectrasite Holdings, Inc.* ..........      80,154
                                                    ---------
           Finance/Rental/Leasing (1.2%)
 5,500     Capital One Financial Corp. ..........     353,485
   200     White Mountains Insurance Group,
              Inc. ..............................      72,000
                                                    ---------
                                                      425,485
                                                    ---------
           Financial Publishing/Services (0.6%)
 7,900     SunGard Data Systems Inc.* ...........     215,433
                                                    ---------
           Home Building (0.9%)
 1,800     NVR, Inc.* ...........................     317,250
                                                    ---------
           Home Furnishings (1.3%)
16,000     Furniture Brands International,
              Inc.* .............................     460,800
                                                    ---------
           Hospital/Nursing Management (1.4%)
 9,300     Community Health Care* ...............     297,600
 5,800     Triad Hospitals, Inc.* ...............     196,736
                                                    ---------
                                                      494,336
                                                    ---------
           Hotels/Resorts/Cruiselines (1.1%)
 9,000     P & O Princess Crusies PLC
              (ADR) (United Kingdom) ............     193,950
 5,100     Starwood Hotels & Resorts
              Worldwide, Inc. ...................     182,019
                                                    ---------
                                                      375,969
                                                    ---------
           Information Technology
              Services (1.9%)
 6,829     Citrix Systems, Inc.* ................     228,567
 6,689     PeopleSoft, Inc.* ....................     292,109
22,469     StorageNetworks, Inc.* ...............     140,431
                                                    ---------
                                                      661,107
                                                    ---------
           Insurance Brokers/Services (0.7%)
 5,900     ChoicePoint Inc.* ....................     240,897
                                                    ---------
           Internet Retail (0.6%)
31,200     dElia*s Corp. (Class A)* .............     205,920
                                                    ---------
           Internet Software/Services (3.2%)
 2,500     Check Point Software
              Technologies Ltd. (Israel)* .......   $ 110,600
10,100     Interwoven, Inc.* ....................     103,929
 4,599     Openwave Systems Inc.* ...............     117,550
 5,300     Quest Software, Inc.* ................     148,771
 6,400     VeriSign, Inc.* ......................     349,504
14,900     Vignette Corp.* ......................     118,306
56,600     Vitria Technology, Inc.* .............     202,062
                                                    ---------
                                                    1,150,722
                                                    ---------
           Investment Banks/Brokers (0.5%)
 2,500     Lehman Brothers Holdings, Inc. .......     180,000
                                                    ---------
           Investment Managers (1.0%)
 2,800     Affiliated Managers Group, Inc.*......     189,672
 5,900     Federated Investors, Inc.
              (Class B) .........................     178,357
                                                    ---------
                                                      368,029
                                                    ---------
           Life/Health Insurance (3.4%)
14,700     Lincoln National Corp. ...............     750,141
11,400     Reinsurance Group of America,
              Inc. ..............................     445,512
                                                    ---------
                                                    1,195,653
                                                    ---------
           Managed Health Care (0.4%)
 5,200     Oxford Health Plans, Inc.* ...........     150,800
                                                    ---------
           Medical Distributors (1.1%)
 4,000     AmeriSource Health Corp.
              (Class A)* ........................     232,560
 2,100     Andrx Group * ........................     142,569
                                                    ---------
                                                      375,129
                                                    ---------
           Medical Specialties (0.5%)
 6,029     Applera Corp. - Applied
              Biosystems Group ..................     170,018
                                                    ---------
           Miscellaneous Commercial
              Services (2.7%)
 7,759     Convergys Corp.* .....................     241,693
 6,500     Corporate Executive
              Board Co.* ........................     270,205
13,600     Forrester Research, Inc.* ............     271,320
 3,800     Sabre Holdings Corp.* ................     186,808
                                                    ---------
                                                      970,026
                                                    ---------

                       See Notes to Financial Statements
                                       5

Morgan Stanley Next Generation Trust
Portfolio of Investments o July 31, 2001 continued

NUMBER OF
 SHARES                                                  VALUE
--------------------------------------------------------------------------------
                Miscellaneous Manufacturing (0.2%)
 1,300          Danaher Corp. .........................   $  73,567
                                                          ---------
                Motor Vehicles (0.5%)
 3,400          Harley-Davidson, Inc. .................     175,474
                                                          ---------
                Oil & Gas Production (2.8%)
 5,200          Burlington Resources, Inc. ............     224,900
 4,600          Devon Energy Corp. ....................     249,366
 5,300          Evergreen Resources, Inc.* ............     193,556
 4,800          Mitchell Energy & Development
                   Corp. (Class A) ....................     223,680
 4,500          Ocean Energy, Inc. ....................      88,380
                                                          ---------
                                                            979,882
                                                          ---------
                Oilfield Services/Equipment (0.4%)
 5,200          BJ Services Co.* ......................     131,144
                                                          ---------
                Other Consumer Services (0.6%)
 5,100          Apollo Group, Inc. (Class A)* .........     222,054
                                                          ---------
                Packaged Software (3.6%)
 6,200          Adobe Systems, Inc. ...................     232,438
 5,939          Intuit Inc.* ..........................     204,183
 5,300          Manugistics Group, Inc.* ..............     115,063
 5,209          Mercury Interactive Corp.* ............     201,380
 7,409          Micromuse Inc.* .......................     113,135
 3,300          Rational Software Corp.* ..............      56,496
 8,939          SmartForce PLC (ADR) (Ireland)*........     346,118
                                                          ---------
                                                          1,268,813
                                                          ---------
                Personnel Services (0.8%)
10,400          Robert Half International, Inc.* ......     270,920
                                                          ---------
                Pharmaceuticals:
                   Generic Drugs (0.8%)
 1,700          Barr Laboratories, Inc.* ..............     145,996
 3,800          IVAX Corp.* ...........................     129,200
                                                          ---------
                                                            275,196
                                                          ---------
                Pharmaceuticals: Other (1.4%)
 2,700          Allergan, Inc. ........................     203,283
 3,900          Forest Laboratories, Inc.* ............     306,345
                                                          ---------
                                                            509,628
                                                          ---------
                Publishing: Books/Magazines (0.2%)
 5,100          Advanced Marketing Services,
                   Inc. ...............................      88,485
                                                          ---------
                Publishing: Newspapers (0.8%)
 6,000          Media General, Inc. (Class A) .........     287,940
                                                          ---------
                Recreational Products (1.7%)
11,500          International Game Technology* ........   $ 597,770
                                                          ---------
                Regional Banks (0.3%)
 1,300          Commerce Bancorp, Inc. ................      99,060
                                                          ---------
                Restaurants (5.6%)
 9,200          AFC Enterprises, Inc.* ................     201,572
13,700          Brinker International, Inc.* ..........     345,514
 3,500          CEC Entertainment, Inc.* ..............     124,915
 8,700          Champps Entertainment, Inc.* ..........      81,092
12,300          Jack in the Box Inc.* .................     348,705
14,900          Sonic Corp.* ..........................     444,169
 9,900          Tricon Global Restaurants, Inc.* ......     452,925
                                                          ---------
                                                          1,998,892
                                                          ---------
                Semiconductors (5.5%)
27,700          Agere Systems, Inc. (Class A)* ........     153,181
15,500          Altera Corp.* .........................     465,930
17,689          Applied Micro Circuits Corp.* .........     303,190
 3,400          Broadcom Corp. (Class A)* .............     148,342
15,029          Conexant Systems, Inc.* ...............     142,926
 8,000          Lattice Semiconductor Corp.* ..........     193,600
 8,999          Micrel, Inc.* .........................     303,086
 5,800          Xilinx, Inc.* .........................     232,000
                                                          ---------
                                                          1,942,255
                                                          ---------
                Services to the Health
                   Industry (4.1%)
 4,800          Express Scripts, Inc. (Class A)* ......     280,080
14,100          IMS Health Inc. .......................     362,370
 4,500          Laboratory Corp. of America
                   Holdings* ..........................     404,820
 5,900          Quest Diagnostics Inc.* ...............     407,690
                                                          ---------
                                                          1,454,960
                                                          ---------
                Specialty Stores (0.7%)
 7,100          Tiffany & Co. .........................     250,630
                                                          ---------
                Specialty Telecommunications (2.6%)
26,000          American Tower Corp. (Class A)*             440,700
 5,800          Commonwealth Telephone
                   Enterprises, Inc.* .................     248,240
24,200          Crown Castle International
                   Corp.* .............................     235,950
                                                          ---------
                                                            924,890
                                                          ---------

                            See Notes to Financial Statements
                                            6

Morgan Stanley Next Generation Trust
Portfolio of Investments o July 31, 2001 continued


NUMBER OF
 SHARES                                                    VALUE
--------------------------------------------------------------------------------
                  Telecommunication Equipment (4.2%)
36,800            ADC Telecommunications, Inc.* ..........   $  180,688
 6,500            Harris Corp. ...........................      195,130
15,059            ONI Systems Corp.* .....................      348,616
 6,900            Research In Motion Ltd. (Canada)*             162,357
17,000            RF Micro Devices, Inc.* ................      465,120
 5,979            Sonus Networks Inc.* ...................      131,179
                                                             ----------
                                                              1,483,090
                                                             ----------
                  Wireless Communications (1.3%)
11,400            Leap Wireless International, Inc.*......      279,756
 9,900            SBA Communications Corp.* ..............      195,129
                                                             ----------
                                                                474,885
                                                             ----------
                  Total Common Stocks
                  (Cost $35,912,319)......................   35,468,011
                                                             ----------


                 PRINCIPAL
                 AMOUNT IN
                 THOUSANDS
--------------------------------------------
             Short-Term Investment (0.7%)
             Repurchase Agreement

$238         Joint repurchase account 3.887%
             due 08/01/01 (dated
                08/01/01; proceeds
                $238,025) (a)
                (Cost $238,000) ............       238,000
                                               -----------


Total Investments
(Cost $36,150,319) (b).........   100.6%          35,706,011
Liabilities in Excess of Other
Assets ........................   ( 0.6)            (205,818)
                                  -----           ----------
Net Assets ....................   100.0%         $35,500,193
                                  =====          ===========


---------------------------
ADR    American Depository Receipt.
*      Non-income producing security.
(a)    Collateralized by federal agency and U.S.Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,454,077 and the aggregate gross unrealized depreciation is $2,898,385, resulting in net unrealized depreciation of $444,308.


                       See Notes to Financial Statements
                                       7

Morgan Stanley Next Generation Trust
Financial Statements

Statement of Assets and Liabilities
July 31, 2001



Assets:
Investments in securities, at value
 (cost $36,150,319) ...............................................    $  35,706,011
Cash ..............................................................              450
Receivable for:
  Investments sold ................................................        2,528,570
  Shares of beneficial interest sold ..............................           28,765
  Foreign withholding taxes reclaimed .............................            9,433
  Dividends .......................................................            7,441
Prepaid expenses and other assets .................................           31,011
                                                                       -------------
  Total Assets ....................................................       38,311,681
                                                                       -------------
Liabilities:
Payable for:
  Investments purchased ...........................................        2,658,946
  Shares of beneficial interest repurchased .......................           49,068
  Distribution fee ................................................           27,466
  Investment management fee .......................................           23,704
Accrued expenses and other payables ...............................           52,304
                                                                       -------------
  Total Liabilities ...............................................        2,811,488
                                                                       -------------
  Net Assets ......................................................    $  35,500,193
                                                                       =============
Composition of Net Assets:
Paid-in-capital ...................................................    $  55,288,096
Net unrealized depreciation .......................................         (444,764)
Accumulated net investment loss ...................................             (226)
Accumulated net realized loss .....................................      (19,342,913)
                                                                       -------------
  Net Assets ......................................................    $  35,500,193
                                                                       =============
Class A Shares:
Net Assets ........................................................    $   1,995,299
Shares Outstanding (unlimited authorized, $.01 par value) .........          303,723
  Net Asset Value Per Share .......................................    $        6.57
                                                                       =============

  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................    $        6.93
                                                                       =============

Class B Shares:
Net Assets ........................................................    $  26,044,929
Shares Outstanding (unlimited authorized, $.01 par value) .........        4,012,409
  Net Asset Value Per Share .......................................    $        6.49
                                                                       =============

Class C Shares:
Net Assets ........................................................    $   3,587,930
Shares Outstanding (unlimited authorized, $.01 par value) .........          552,781
  Net Asset Value Per Share .......................................    $        6.49
                                                                       =============
Class D Shares:
Net Assets ........................................................    $   3,872,035
Shares Outstanding (unlimited authorized, $.01 par value) .........          587,472
  Net Asset Value Per Share .......................................    $        6.59
                                                                       =============


                       See Notes to Financial Statements
                                       8

Morgan Stanley Next Generation Trust
Financial Statements continued

Statement of Operations
For the year ended July 31, 2001



Net Investment Loss:
Income
Dividends (net of $610 foreign withholding tax) ................................    $     184,127
Interest .......................................................................           83,513
                                                                                    -------------
  Total Income .................................................................          267,640
                                                                                    -------------
Expenses
Distribution fee (Class A shares) ..............................................            6,268
Distribution fee (Class B shares) ..............................................          357,467
Distribution fee (Class C shares) ..............................................           49,223
Investment management fee ......................................................          334,102
Transfer agent fees and expenses ...............................................          195,853
Professional fees ..............................................................           59,448
Offering costs .................................................................           49,464
Shareholder reports and notices ................................................           43,646
Registration fees ..............................................................           43,352
Custodian fees .................................................................           17,371
Trustees' fees and expenses ....................................................           12,082
Other ..........................................................................           14,107
                                                                                    -------------
  Total Expenses ...............................................................        1,182,383
                                                                                    -------------
  Net Investment Loss ..........................................................         (914,743)
                                                                                    -------------
Net Realized and Unrealized Loss:
Net realized loss on:
  Investments ..................................................................      (11,098,600)
  Foreign exchange transactions ................................................             (226)
                                                                                    -------------
  Net Loss .....................................................................      (11,098,826)
                                                                                    -------------
Net change in unrealized appreciation/depreciation on:
  Investments ..................................................................       (3,139,811)
  Translation of other assets and liabilities denominated in foreign currencies              (489)
                                                                                    -------------
  Net Depreciation .............................................................       (3,140,300)
                                                                                    -------------
  Net Loss .....................................................................      (14,239,126)
                                                                                    -------------
Net Decrease ...................................................................    $ (15,153,869)
                                                                                    =============




                       See Notes to Financial Statements
                                       9

Morgan Stanley Next Generation Trust
Financial Statements continued

Statement of Changes in Net Assets




                                                                                                    FOR THE PERIOD
                                                                                   FOR THE YEAR   NOVEMBER 26, 1999*
                                                                                      ENDED            THROUGH
                                                                                  JULY 31, 2001     JULY 31, 2000
                                                                                 --------------- -------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ............................................................  $    (914,743)    $   (699,796)
Net realized loss ..............................................................    (11,098,826)      (8,245,779)
Net change in unrealized appreciation ..........................................     (3,140,300)       2,695,536
                                                                                  -------------     ------------
  Net Decrease .................................................................    (15,153,869)      (6,250,039)
                                                                                  -------------     ------------
Dividends to Shareholders from Net Investment Income:
Class A shares .................................................................              -           (8,507)
Class B shares .................................................................              -          (69,265)
Class C shares .................................................................              -          (12,184)
Class D shares .................................................................              -              (53)
                                                                                  -------------     ------------
  Total Dividends ..............................................................              -          (90,009)
                                                                                  -------------     ------------
Net increase (decrease) from transactions in shares of beneficial interest .....    (10,228,975)      67,123,085
                                                                                  -------------     ------------
  Net Increase (Decrease) ......................................................    (25,382,844)      60,783,037
Net Assets:
Beginning of period ............................................................     60,883,037          100,000
                                                                                  -------------     ------------
  End of Period
  (Including net investment losses of $226 and $1,466, respectively) ...........  $  35,500,193     $ 60,883,037
                                                                                  =============     ============


------------
*     Commencement of operations.

                       See Notes to Financial Statements
                                       10

Morgan Stanley Next Generation Trust
Notes to Financial Statements o July 31, 2001

1. Organization and Accounting Policies
Morgan Stanley Next Generation Trust (the "Fund"), formerly Morgan Stanley Dean Witter Next Generation Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies which manufacture products or provide services for children, teenagers and/or young adults. The Fund was organized as a Massachusetts business trust on July 8, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., to effect the Fund's initial capitalization. The Fund commenced operations on November 26, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:
A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Next Generation Trust
Notes to Financial Statements o July 31, 2001 continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Next Generation Trust
Notes to Financial Statements o July 31, 2001 continued

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

I. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $150,000 which was reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of November 27, 2000.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $5,947,000 at July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

Morgan Stanley Next Generation Trust
Notes to Financial Statements o July 31, 2001 continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $211,000 and $5,000, respectively and received $7,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2001 aggregated $120,966,584 and $128,606,632, respectively.

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $20,527 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $11,353, with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley Next Generation Trust
Notes to Financial Statements o July 31, 2001 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:




                                                                                 FOR THE PERIOD
                                                 FOR THE YEAR                 NOVEMBER 26, 1999*
                                                    ENDED                           THROUGH
                                                JULY 31, 2001                    JULY 31, 2000
                                       -------------------------------- -------------------------------
                                            SHARES          AMOUNT            SHARES          AMOUNT
                                       --------------- ----------------  --------------- ---------------
CLASS A SHARES
Sold .................................        46,123    $     349,495          511,476    $   5,117,805
Reinvestment of dividends ............             -                -              767            7,781
Redeemed .............................      (127,667)        (998,955)        (129,476)      (1,290,962)
                                            --------    -------------         --------    -------------
Net increase (decrease) - Class A ....       (81,544)        (649,460)         382,767        3,834,624
                                            --------    -------------         --------    -------------
CLASS B SHARES
Sold .................................       604,700        4,699,463        6,830,855       68,421,256
Reinvestment of dividends ............             -                -            6,384           64,799
Redeemed .............................    (2,180,728)     (16,962,047)      (1,251,302)     (12,532,621)
                                          ----------    -------------       ----------    -------------
Net increase (decrease) - Class B ....    (1,576,028)     (12,262,584)       5,585,937       55,953,434
                                          ----------    -------------       ----------    -------------
CLASS C SHARES
Sold .................................       168,490        1,104,165        1,228,710       12,318,786
Reinvestment of dividends ............             -                -            1,088           11,040
Redeemed .............................      (357,574)      (2,503,337)        (490,433)      (4,994,862)
                                          ----------    -------------       ----------    -------------
Net increase (decrease) - Class C ....      (189,084)      (1,399,172)         739,365        7,334,964
                                          ----------    -------------       ----------    -------------
CLASS D SHARES
Sold .................................       798,140        5,589,753                1               10
Reinvestment of dividends ............             -                -                5               53
Redeemed .............................      (213,174)      (1,507,512)               -                -
                                          ----------    -------------       ----------    -------------
Net increase - Class D ...............       584,966        4,082,241                6               63
                                          ----------    -------------       ----------    -------------
Net increase (decrease) in Fund ......    (1,261,690)   $ (10,228,975)       6,708,075    $  67,123,085
                                          ==========    =============        =========    =============


------------
*     Commencement of operations.



6. Federal Income Tax Status

At July 31, 2001, the Fund had a net capital loss carryover of approximately $7,490,000 which will be available through July 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $11,853,000 during fiscal 2001.

Morgan Stanley Next Generation Trust
Notes to Financial Statements o July 31, 2001 continued

As of July 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $916,209, net realized loss was credited $226 and net investment loss was credited $915,983.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At July 31, 2001, there were no outstanding forward contracts.

Morgan Stanley Next Generation Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                           FOR THE PERIOD
                                                        FOR THE YEAR     NOVEMBER 26, 1999*
                                                           ENDED              THROUGH
                                                       JULY 31, 2001       JULY 31, 2000
                                                      ---------------   -------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............        $   9.10           $ 10.00
                                                           --------           -------
Loss from investment operations:
 Net investment loss ..............................        (  0.11)           ( 0.05)
 Net realized and unrealized loss .................        (  2.42)           ( 0.83)
                                                           --------           -------
Total loss from investment operations .............        (  2.53)           ( 0.88)
                                                           --------           -------
Less dividends from net investment income .........              --           ( 0.02)
                                                           --------           -------
Net asset value, end of period ....................        $   6.57           $  9.10
                                                           ========           =======
Total Return+    ..................................          (27.80)%           (8.83)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................            1.97 %            1.70 %(2)
Net investment loss ...............................         (  1.37)%           (0.75)%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........        $  1,995            $3,506
Portfolio turnover rate ...........................             278 %              40 %(1)

-----------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
                                       17

Morgan Stanley Next Generation Trust
Financial Highlights continued



                                                                           FOR THE PERIOD
                                                        FOR THE YEAR     NOVEMBER 26, 1999*
                                                           ENDED              THROUGH
                                                       JULY 31, 2001       JULY 31, 2000
                                                      ---------------   -------------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $   9.06             $ 10.00
                                                          --------             -------
Loss from investment operations:
 Net investment loss ..............................          (0.16)              (0.10)
 Net realized and unrealized loss .................          (2.41)              (0.83)
                                                          --------             -------
Total loss from investment operations .............          (2.57)              (0.93)
                                                          --------             -------
Less dividends from net investment income .........             --               (0.01)
                                                          --------             -------
Net asset value, end of period ....................       $   6.49             $  9.06
                                                          ========             =======

Total Return+  ....................................         (28.37)%             (9.30)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................           2.73 %              2.45 %(2)
Net investment loss ...............................          (2.13)%             (1.50)%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........       $ 26,045             $50,633
Portfolio turnover rate ...........................            278 %                40 %(1)

------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
                                       18

Morgan Stanley Next Generation Trust
Financial Highlights continued



                                                                           FOR THE PERIOD
                                                        FOR THE YEAR     NOVEMBER 26, 1999*
                                                           ENDED              THROUGH
                                                       JULY 31, 2001       JULY 31, 2000
                                                      ---------------   -------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $   9.06            $ 10.00
                                                          --------            -------
Loss from investment operations:
 Net investment loss ..............................          (0.16)             (0.10)
 Net realized and unrealized loss .................          (2.41)             (0.83)
                                                          --------            -------
Total loss from investment operations .............          (2.57)             (0.93)
                                                          --------            -------
Less dividends from net investment income .........             --              (0.01)
                                                          --------            -------
Net asset value, end of period ....................       $   6.49            $  9.06
                                                          ========            =======
Total Return+  ....................................         (28.37)%            (9.30)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................           2.73 %             2.45 %(2)
Net investment loss ...............................          (2.13)%            (1.50)%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........       $  3,588             $6,722
Portfolio turnover rate ...........................            278 %               40 %(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      See Notes to Financial Statements
                                       19

Morgan Stanley Next Generation Trust
Financial Highlights continued



                                                                           FOR THE PERIOD
                                                        FOR THE YEAR     NOVEMBER 26, 1999*
                                                           ENDED              THROUGH
                                                       JULY 31, 2001       JULY 31, 2000
                                                      ---------------   -------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $   9.11           $ 10.00
                                                          --------           -------
Loss from investment operations:
 Net investment loss ..............................          (0.10)            (0.04)
 Net realized and unrealized loss .................          (2.42)            (0.83)
                                                          --------           -------
Total loss from investment operations .............          (2.52)            (0.87)
                                                          --------           -------
Less dividends from net investment income .........             -              (0.02)
                                                          --------           -------
Net asset value, end of period ....................          $6.59           $  9.11
                                                          ========           =======
Total Return+  ....................................         (27.66)%           (8.71)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................           1.73 %            1.45 %(2)
Net investment loss ...............................          (1.13)%           (0.50)%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........         $3,872           $    23
Portfolio turnover rate ...........................            278 %              40 %(1)

------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
                                       20

Morgan Stanley Next Generation Trust
Independent Auditors' Report


To the Shareholders and Board of Trustees of Morgan Stanley Next Generation Trust:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Next Generation Trust (the "Fund"), formerly Morgan Stanley Dean Witter Next Generation Trust, including the portfolio of investments, as of July 31, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period November 26, 1999 through July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Next Generation Trust as of July 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period November 26, 1999 through July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 10, 2001

                                       21

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TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Dennis Lynch
Vice President

David Cohen
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.




MORGAN STANLEY
NEXT GENERATION TRUST

Annual Report
July 31, 2001

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